Financial expenses and income	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial Expenses [Line Items]
Financial expenses and income

18.  Financial expenses and income

Financial expenses are made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Interest on advance payments of customers	4,860	4,656	3,901
Interest on leases (see Note 10(a))	5,329	3,320	3,685
Tax contingencies	—	2,279	—
Interest on revolving credit facility (see Note 10(b))	1,863	1,868	1,863
Other expenses	747	749	746
Change in estimates of uncertain positions	—	—	(433)
Interests on income tax payment on account (a)	—	—	73,363
Capitalized interest associated to capital projects	(5,304)	(3,320)	(3,584)
Change in estimates related to excess of salaries limit of worker profit sharing (see Note 9(b))	—	—	(12,423)

	7,495	9,552	67,118

(a)   Mainly corresponded to the recognition of interest on penalties and interest related to income tax payments on account for the years 2006 to 2015 as a result of unfavorable rulings issued by the Supreme Court against the Company.

Financial income are made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Gain in the fair value of market liquid investment (see Note 3(b))	25,001	33,570	35,142
Interest earned by bank accounts (see Note 3(a))	7,238	1,096	15
Interest on tax refunds	6,883	5,282	2
Discounts for advance payments to suppliers	539	675	1,126
Other financial income	351	—	—

	40,012	40,623	36,285